DERIVATIVE INSTRUMENTS - Disclosure of gains (losses) associated with derivative instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Losses associated with derivatives	$ 4,799	$ (4,919)
Copper put option contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Realized loss on options	(5,177)	(1,041)
Net unrealized gain (loss) on options	21,250	(2,677)
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Realized loss on options	(165)	(2,004)
Net unrealized gain (loss) on options	(229)	803
Net gain (loss) on copper price and fuel contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Losses associated with derivatives	$ 15,679	$ (4,919)